UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

ROBECO-SAGE TRITON FUND, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2005

                         ROBECO-SAGE TRITON FUND, L.L.C.

                                TABLE OF CONTENTS

Financial Statements (unaudited):

Schedule of Investments........................................................1
Statement of Assets and Liabilities............................................4
Statement of Operations........................................................5
Statements of Changes in Members' Capital......................................6
Statement of Cash Flows........................................................7
Financial Highlights...........................................................8
Notes to Financial Statements..................................................9
Advisory Agreement Approval...................................................18















The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                         Robeco-Sage Triton Fund, L.L.C.

                       Schedule of Investments (unaudited)

                               September 30, 2005

            INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

        [THE FOLLOWING TABLE WAS INCLUDED AS A PIE CHART IN THE MATERIAL]

                                            Long/Short Equity-40.0%

                                            Event-Driven-17.9%

                                            Distressed-9.3%

                                            Multi-Strategy Relative Value-8.6%

                                            Fixed Income Relative Value-6.6%

                                            Macro-5.2%

                                            Structured Credit-4.5%

                                            Fundamental Market Neutral-4.5%

                                            Credit-2.0%

                                            Convertible Arbitrage-1.4%

                                                                                           %* OF
                                                                                          MEMBERS'
PORTFOLIO FUND                                           COST             VALUE            CAPITAL     LIQUIDITY
------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                  $ 1,110,000       $ 1,432,964          3.04%      Quarterly
Amici Fund International, Ltd.                         1,110,000         1,372,809          2.92%      Quarterly
Beacon International Fund, Ltd.                        1,160,000         1,302,389          2.77%      Quarterly
Cantillon World Ltd.                                     500,000           680,832          1.45%       Monthly
Clovis Capital Partners (Cayman), Ltd.                   660,000           878,023          1.86%      Quarterly
Criterion Capital Partners Ltd.                        1,150,000         1,203,141          2.56%       Monthly +
Delta Offshore Ltd.                                    1,000,000         1,308,851          2.78%       Monthly
Elm Ridge Value Partners Offshore Fund, Inc.           1,000,000         1,098,999          2.33%      Quarterly
FrontPoint Offshore Value Discovery Fund, L.P.         1,260,000         1,523,354          3.24%      Quarterly
Highline Capital International, Ltd.                   1,000,000         1,155,401          2.45%      Quarterly
Liberty Square Offshore Partners, Ltd.                   600,000           693,582          1.47%      Quarterly
Phinity Offshore Fund, Ltd.                              910,000         1,061,918          2.25%      Quarterly
Rosehill Japan Fund Ltd.                               1,500,065         1,542,369          3.28%      Quarterly
Savannah-Baltimore Offshore Ltd.                       1,300,000         1,330,301          2.82%      Quarterly
Spring Point Opportunity Offshore Fund                   800,000           860,320          1.83%      Quarterly
Stadia Capital Limited                                   800,000           889,831          1.89%      Quarterly
Tracer Capital Offshore Fund Ltd.                      1,300,000         1,472,287          3.13%      Quarterly
                                                     ---------------------------------------------
            TOTAL LONG/SHORT EQUITY                   17,160,065        19,807,371         42.07%
                                                     ---------------------------------------------

                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (continued) (unaudited)

                               September 30, 2005

                                                                                                   %* OF
                                                                                                  MEMBERS'
PORTFOLIO FUND                                                   COST             VALUE           CAPITAL     LIQUIDITY
-------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund Ltd.                       750,000           912,390          1.94%      Quarterly
Centaurus Alpha Fund, Ltd.                                     1,150,000         1,257,484          2.67%       Monthly
CSO Ltd.                                                       1,250,000         1,286,684          2.73%      Quarterly
Elliott International Ltd.                                     1,500,000         1,550,154          3.29%      Quarterly
Eton Park Overseas Fund, Ltd.                                  1,000,000         1,062,632          2.26%      Annually
Fir Tree International Value Fund, Ltd.                        1,010,000         1,215,477          2.58%     Bi-Annually +
Newcastle Offshore Fund, Ltd.                                    700,000           663,532          1.41%      3 Years +
Perry Partners International, Inc.                               660,000           907,894          1.93%      Quarterly
                                                            ----------------------------------------------
            TOTAL EVENT DRIVEN                                 8,020,000         8,856,247         18.81%
                                                            ----------------------------------------------
DISTRESSED:
Greywolf Capital Overseas Fund                                 1,000,000         1,238,077          2.63%       Annually +
KBC Return Enhancement Fund                                      350,000           307,287          0.65%      Quarterly
Redwood Offshore Fund, Ltd.                                      660,000         1,025,940          2.18%     Bi-Annually +
Satellite Credit Opportunities Fund, Ltd.                        660,000           818,947          1.74%      Quarterly
Wexford Offshore Credit Opportunities Fund Limited             1,100,000         1,195,017          2.54%      Quarterly
                                                            ----------------------------------------------
            TOTAL DISTRESSED                                   3,770,000         4,585,268          9.74%
                                                            ----------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.                1,600,000         1,741,893          3.70%      Quarterly
Redbrick Capital Offshore Ltd.                                 1,000,000         1,016,786          2.16%      Quarterly
Sagamore Hill Fund Ltd.                                          426,100           460,833          0.98%      Quarterly
Severn River Capital Fund, Ltd.                                  600,000           570,604          1.21%      Quarterly
Tempo Fund, Ltd.                                                 400,000           452,745          0.96%      Quarterly
                                                            ----------------------------------------------
            TOTAL MULTI-STRATEGY RELATIVE VALUE                4,026,100         4,242,861          9.01%
                                                            ----------------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund Ltd.          1,000,000         1,109,567          2.36%      Quarterly
The Drake Absolute Return Fund, Ltd.                             500,000           610,144          1.30%      Quarterly
Peloton Multi-Strategy Fund                                    1,500,000         1,555,566          3.30%      Quarterly
                                                            ----------------------------------------------
            TOTAL FIXED INCOME RELATIVE VALUE                  3,000,000         3,275,277          6.96%
                                                            ----------------------------------------------
MACRO:
AQR Absolute Return Offshore Fund (USD) II Ltd.                  660,000           694,663          1.48%      Quarterly
Bridgewater Pure Alpha Trading Company Ltd.                      415,865           420,738          0.89%       Monthly
The Grossman Global Macro Hedge Fund, Ltd.                       450,000           396,086          0.84%       Monthly
Wexford Offshore Spectrum Fund                                   660,000         1,075,380          2.29%      Quarterly
                                                            ----------------------------------------------
            TOTAL MACRO                                        2,185,865         2,586,867          5.50%
                                                            ----------------------------------------------

                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (concluded) (unaudited)

                               September 30, 2005

                                                                                           %* OF
                                                                                          MEMBERS'
PORTFOLIO FUND                                         COST             VALUE             CAPITAL     LIQUIDITY
-------------------------------------------------------------------------------------------------------------------
STRUCTURED CREDIT:
D.B. Zwirn Special Opportunities Fund, Ltd.         $   810,000       $   978,352          2.08%     Bi-Annually +
Dune Capital International, Ltd.                      1,250,000         1,279,336          2.72%      Annually
                                                   ----------------------------------------------
            TOTAL STRUCTURED CREDIT                   2,060,000         2,257,688          4.80%
                                                   ----------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
Black Diamond Europe Ltd.                             1,230,000         1,235,478          2.63%      Quarterly
O'Connor Global Fundamental Long/Short Limited          860,000           980,466          2.08%      Quarterly
                                                   ----------------------------------------------
            TOTAL FUNDAMENTAL MARKET NEUTRAL          2,090,000         2,215,944          4.71%
                                                   ----------------------------------------------
CREDIT:
Chatham Asset High Yield Offshore Fund, Ltd.            950,000         1,014,033          2.15%      Quarterly
CONVERTIBLE ARBITRAGE:
Aristeia International Limited                          660,000           696,825          1.48%      Quarterly
                                                   ----------------------------------------------
            TOTAL PORTFOLIO FUNDS                   $43,922,030       $49,538,381        105.23%
                                                   ==============================================

* Percentages are based on Members' Capital at end of period of $47,077,035.

+ Revised from liquidity period reflected in prior financial statements.

The aggregate cost of investments for tax purposes was $43,922,030. Net unrealized appreciation on investments for tax purposes was $5,616,351 consisting of $5,778,842 of gross unrealized appreciation and $(162,491) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 105.23% of Members' Capital, have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                 Statement of Assets and Liabilities (unaudited)

                               September 30, 2005

ASSETS
Investments in Portfolio Funds, at value (cost $43,922,030)          $49,538,381
Cash                                                                   4,018,371
Receivable from investment funds                                         319,061
Due from adviser                                                         101,301
Other assets                                                              15,700
                                                                     -----------
            Total assets                                              53,992,814
                                                                     -----------

LIABILITIES
Redemptions payable                                                    5,752,770
Capital contributions received in advance                                860,000
Management fees payable                                                  190,772
Board of Managers' fees payable                                           17,380
Administration fees payable                                                7,043
Other accrued expenses                                                    87,814
                                                                     -----------
            Total liabilities                                          6,915,779
                                                                     -----------

            NET ASSETS                                               $47,077,035
                                                                     ===========

MEMBERS' CAPITAL
Net capital                                                          $41,460,684
Net unrealized appreciation on investments in Portfolio Funds          5,616,351
                                                                     -----------
            Members' Capital                                         $47,077,035
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                       Statement of Operations (unaudited)

                For the six-month period ended September 30, 2005

Investment Income:
      Interest                                                      $    32,704
                                                                    -----------
            Total investment income                                      32,704
                                                                    -----------

Expenses:
      Management fee                                                    360,743
      Professional fees                                                 176,416
      Administration fee                                                 37,500
      Board of Managers' fees                                             9,000
      Custodian fee                                                       2,405
      Other expenses                                                     18,240
                                                                    -----------
            Total expenses                                              604,304
            Fund expenses reimbursed                                   (195,068)
                                                                    -----------
Net Expenses                                                            409,236
                                                                    -----------
Net Investment Loss                                                    (376,532)
                                                                    -----------

Net Realized Gain on Investments in Portfolio Funds                     202,423
Net Change in Unrealized Appreciation on
      Investments in Portfolio Funds                                  2,486,187
                                                                    -----------

Net Realized and Unrealized Gains                                     2,688,610
                                                                    -----------
Net Increase in Members' Capital Derived
      from Investment Activities                                    $ 2,312,078
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                    Statements of Changes in Members' Capital

                                                               SIX-MONTH
                                                              PERIOD ENDED
                                                           SEPTEMBER 30, 2005  FOR THE YEAR ENDED
                                                               (UNAUDITED)        MARCH 31, 2005
                                                           ------------------  ------------------
From Investment Activities:
        Net investment loss*                                  $    (376,532)      $    (499,725)
                                                              -------------       -------------
        Net realized gain on investments
               in Portfolio Funds                                   202,423               9,766
        Net change in unrealized appreciation on
               investments in Portfolio Funds                     2,486,187           1,870,562
                                                              -------------       -------------
        Net realized and unrealized gains                         2,688,610           1,880,328

                    Net increase in Members' Capital
                      derived from investment activities          2,312,078           1,380,603
                                                              -------------       -------------

Members' Capital Transactions :
        Proceeds from the sales of Interests                      8,653,805          13,846,704
                                                              -------------       -------------

Net Increase in Members' Capital                                 10,965,883          15,227,307
                                                              -------------       -------------
Members' Capital at Beginning of Period                          36,111,152          20,883,845
                                                              -------------       -------------
Members' Capital at End of Period                             $  47,077,035       $  36,111,152
                                                              =============       =============

*  Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                       Statement of Cash Flows (unaudited)

                For the six-month period ended September 30, 2005

CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                                   $(14,515,746)
Sales of Portfolio Funds                                          3,106,139
Net investment loss                                                (376,532)
Adjustments to reconcile net investment loss to net
       cash used in operating activities:
             Decrease in due from adviser                            70,780
             Increase in receivable from investment funds          (268,057)
             Decrease in fund investments made in advance         8,050,000
             Decrease in other assets                                 4,463
             Decrease in administration fee payable                 (30,457)
             Increase in management fee payable                      61,827
             Increase in Board of Managers' fees payable              5,380
             Increase in other accrued expenses                      12,476
                                                               ------------
Net cash used in operating activities                            (3,879,727)
                                                               ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in capital contributions received in advance            (6,240,079)
Increase in redemptions payable                                   5,752,770
Decrease in loan payable                                           (270,000)
Sales of Interests                                                8,653,805
                                                               ------------
Net cash provided by financing activities                         7,896,496
                                                               ------------

Net increase in cash and cash equivalents                         4,016,769
Cash and cash equivalents, beginning of period                        1,602
                                                               ------------
Cash and cash equivalents, end of period                       $  4,018,371
                                                               ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                              Financial Highlights

                                                                                         FOR THE PERIOD
                                                      SIX-MONTH                        SEPTEMBER 30, 2003
                                                    PERIOD ENDED         FOR THE        (COMMENCEMENT OF
                                                 SEPTEMBER 30, 2005    YEAR ENDED      OPERATIONS) THROUGH
                                                     (UNAUDITED)      MARCH 31, 2005       MARCH 31, 2004
                                                -------------------  ----------------  --------------------
Total Return (1)                                         4.62%                 4.21%             5.73%

Net assets, end of period (000's)                  $   47,077            $   36,111        $   20,884

Ratio to average net assets:
       Expenses, before waivers and
          reimbursements (2)                             2.51%(3)              2.58%             5.29%(3)
       Expenses, net of waivers and
          reimbursements (2)                             1.70%(3)              1.70%             2.25%(3)
       Net investment loss, before waivers
          and reimbursements                            (2.37)%(3)            (2.55)%           (5.29)%(3)
       Net investment loss, net of  waivers
          and reimbursements                            (1.56)%(3)            (1.68)%           (2.25)%(3)

Portfolio turnover rate                                  6.93%(4)             14.34%             7.18%(4)

(1)   Total return is for the period indicated and has not been annualized.
(2)   Expense ratios of Portfolio Funds are not included in the expense ratio.
(3)   Annualized.
(4)   Not annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C

                    Notes to Financial Statements (unaudited)

                               September 30, 2005

1. ORGANIZATION

The Robeco-Sage Triton Fund, L.L.C. (the "Fund") was formed in the state of Delaware as a limited liability company. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is a fund-of-funds. The Fund's investment objective is to achieve long term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in foreign private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. Robeco-Sage Capital Management, L.L.C. (d/b/a Sage Capital Management) serves as the investment adviser (the "Adviser") to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Fund commenced operations on September 30, 2003.

The Fund may offer, from time to time, to repurchase outstanding interests ("Interests") pursuant to written tenders by members ("Members"). Repurchase offers will be made at such times and on such terms as may be determined by the Fund's Board of Managers (the "Board") in its sole discretion. The Adviser currently expects that the Fund will continue to offer to repurchase Interests as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation (continued)

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Adviser considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Fund Expenses

The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds); placement fees; professional fees, and custody and administrative fees. The Adviser has contractually agreed to waive its fees or pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the Fund's expenses at 1.70% per annum of the average monthly net assets. Therefore, the accompanying Statement of Assets and Liabilities includes a receivable from the Adviser of $101,301.

D. Income Taxes

The Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Fund pays the Adviser quarterly, in arrears, a management fee (the "Management Fee") at the annual rate of 1.50% of the average net assets of the Fund during each calendar quarter (before any repurchases, and after any sale, of Interests). The Adviser is responsible for providing day-to-day investment management services to the Fund, and for providing various administrative services to the Fund. The accompanying Statement of Assets and Liabilities includes a management fee payable of $190,772.

Robeco Securities, L.L.C. serves as the distributor of the Interests and serves in that capacity on a reasonable best efforts basis. Additional distributors may be appointed.

SEI Investments Global Fund Services (the "Administrator") provides certain administration, accounting and investor services to the Fund. In consideration for such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Each member of the Board, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $6,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage in the Fund.

Net profits or net losses are measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)

5. CONCENTRATION OF RISK (CONTINUED)

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)

5. CONCENTRATION OF RISK (CONTINUED)

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are "marked to market" on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

Twenty-six percent of the Members' Interests are held by entities that are related to the Adviser.

6. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. INVESTMENT TRANSACTIONS

For the 6-month period ended September 30, 2005, the Fund had purchases of $14,515,746 and sales of investments of $3,106,139.

8. INVESTMENTS

As of September 30, 2005, the Fund had investments in forty-eight Portfolio Funds, none of which were related parties. The agreements relating to investments in Portfolio Funds generally provide for compensation to the Portfolio Managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets or a share of certain operating expenses of the Portfolio Manager, and for incentive fees or allocations of 15.0% to 25.0% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial investment. Certain Portfolio Funds may charge redemption penalties of 2.0% to 5.0% of net assets during the lock-up period. The liquidity provisions shown on the schedule of investments apply after the lock-up provisions.

                        Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)

8. INVESTMENTS (CONTINUED)

A. Portfolio Funds' Investment Strategies

CONVERTIBLE ARBITRAGE

In Convertible Arbitrage funds, Portfolio Managers purchase a portfolio of convertible securities, generally convertible bonds, and hedge a portion of the equity risk by selling short the underlying common stock. Certain Portfolio Managers may also seek to hedge interest rate exposure. Most Portfolio Managers employ some degree of leverage. The Portfolio Funds can be run with a directional bias or as market neutral.

CREDIT

Credit managers make long and short fixed income investments in the high yield and crossover space. Crossover bonds are typically just above distressed / low-grade junk but just below investment grade.

DISTRESSED

These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

EVENT-DRIVEN

Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

FUNDAMENTAL MARKET NEUTRAL

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)

8. INVESTMENTS (CONTINUED)

A. Portfolio Funds' Investment Strategies (continued)

LONG/SHORT EQUITY

In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO

Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

MULTI-STRATEGY RELATIVE VALUE

In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT

Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (concluded) (unaudited)

9. TENDER OFFER

On June 27, 2005, the Fund offered to purchase up to $20,000,000 of Interests tendered by Members of the Fund at a price equal to the net asset value as of September 30, 2005. A tender in the amount of $5,750,000 was received, all of which was seed capital.

10. LINE OF CREDIT

The Fund has established a line of credit with Robeco USA, the parent company of the Adviser. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Fund to purchase portfolio securities, to meet repurchase requests, and for cash management purposes. The Fund may borrow up to one-third of the value of its total net assets. The Fund is not permitted to borrow for any purposes if, immediately after such borrowing, it would have an asset coverage (as defined by the 1940 Act) of less than 300% with respect to indebtedness. Borrowings under the line of credit do not bear any interest. The Fund does not pay a facility fee. At September 30, 2005, the Fund had no outstanding borrowings.

                         Robeco-Sage Triton Fund, L.L.C.

                     Advisory Agreement Approval (unaudited)

The Advisory Agreement may be continued in effect from year to year subject to approval by: (i) the Board; or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund; provided that, in either event, the continuance must also be approved by a majority of the managers who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 12, 2005, all of the Managers, including all of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets (the "Sage Portfolio Managers"); and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund's day-to-day operations and its oversight of Fund accounting services. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement and that these services were of high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Index covering periods since the Fund's inception until June 30, 2005. The Board noted the Fund's 15.26% cumulative returns since its inception and found the Fund's overall returns to be generally satisfactory, particularly in light of its relatively low volatility.

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND. The Managers also considered the cost of the services provided by the Adviser. Under the Advisory Agreement, the Fund pays the Adviser a fee at the annual rate of 1.50% of the Fund's average net assets. The Board considered that, in addition to the fees charged by the Adviser, the Fund also bears the advisory fees charged by the Portfolio Funds. The Managers reviewed information comparing the Fund's advisory fee rate and total expense ratio to those of comparable registered funds. The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Fund (the "Profitability Analysis"). Representatives of the Adviser said that the Adviser receives no significant indirect benefits from its

                         Robeco-Sage Triton Fund, L.L.C.

               Advisory Agreement Approval (concluded) (unaudited)

relationship with the Fund. After reviewing the information contained in the Profitability Analysis, the Board determined that the Adviser's profitability from its relationship with the Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered. The Board also determined that, given the overall performance of the Fund and the quality of services provided, the current profitability of the Adviser was not excessive.

The Managers compared both the services rendered and the fees paid under the Advisory Agreement to other contracts of the Adviser and to other contracts of other advisers with respect to various similar closed-end registered investment companies. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's advisory fees compared favorably to the fees paid by such other similar registered funds.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded that, although the net assets of the Fund have grown since its inception, the Fund has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser. However, the Independent Managers noted that they would consider negotiating fee reductions as the Fund's assets grow to more significant levels.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund's level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the September 12, 2005 meeting, including all of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Not applicable.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                        /s/ Timothy J. Stewart
                                                 ----------------------
                                                 Timothy J. Stewart
                                                 Chief Executive Officer


Date December 2, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Timothy J. Stewart
                                                 ----------------------
                                                 Timothy J. Stewart
                                                 Chief Executive Officer


Date December 2, 2005


By (Signature and Title)*                        /s/ Nathan Peters
                                                 -----------------------
                                                 Nathan Peters
                                                 Chief Financial Officer


Date December 2, 2005

* Print the name and title of each signing officer under his or her signature.